Long-Term Investments - Schedule of Long-Term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Investment [Line Items]
Long-term investments	¥ 30,009	$ 4,365	¥ 3,300
Partnership A
Investment [Line Items]
Long-term investments	3,911		¥ 3,300
Partnership B
Investment [Line Items]
Long-term investments	¥ 26,098